UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-08544
Investment Managers Series Trust III
(Exact name of registrant as specified in charter)

235 West Galena Street
Milwaukee, Wisconsin 53212
(Address of Principal Executive Offices, including Zip Code)
Diane J. Drake
Mutual Fund Administration, LLC
2220 E. Route 66, Suite 226
Glendora, California 91740
(Name and Address of Agent for Service)
COPIES TO:
Laurie Anne Dee
Morgan, Lewis & Bockius LLP
600 Anton Boulevard, Suite 1800
Costa Mesa, California 92626
Registrant's telephone number, including area code:
(626) 385-5777
Date of fiscal year end:
September 30
Date of reporting period:
September 30, 2025
Item 1. Report to Stockholders.
(a) The registrant’s annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Act”), is as follows:
FPA New Income Fund
Institutional Class/FPNIX
ANNUAL SHAREHOLDER REPORT | September 30, 2025
This annual shareholder report contains important information about the FPA New Income Fund (“Fund”) for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://fpa.com/funds/overview/new-income. You can also request this information by contacting us at (800) 638-3060.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FPA New Income Fund (Institutional Class/FPNIX)	$46	0.45%
Management’s Discussion of Fund Performance
How did the Fund perform over the reporting period?
For the twelve-month period ending September 30, 2025, the FPA New Income Fund’s Institutional Class (“Fund”) net return was 5.00%, which includes reinvestment of all distributions.
What affected the Fund’s performance?
During the 12 months ending September 30, 2025, Treasury yields decreased for maturities up to two years, driven by cuts to the Fed Funds rate and expectations of further cuts. Treasury yields for maturities greater than two years increased over the 12 months ending September 30, 2025. Spreads on investment grade and high yield rated debt decreased. Due to low spreads, we largely focused on buying longer-duration, High Quality bonds (rated single-A or higher) we believe will enhance both the Fund’s long-term returns and short-term upside-versus-downside return profile. Over the past 12 months, the Fund’s duration has increased from 3.2 years to 3.3 years. We seek to opportunistically invest in Credit when we believe prices adequately compensate for the risk of permanent impairment of capital and near-term mark-to-market risk. The Fund’s exposure to investments rated BBB or lower decreased as decreasing spreads in that part of the market generally made these investments unattractive.
Fund performance can be attributed to the following:[1]
The largest contributors to performance during the 12 months ending September 30, 2025:
•              Agency-guaranteed residential mortgage pools
•              Corporates
•              Asset-backed securities (ABS) backed by equipment
The only detractor from performance was ABS backed by credit card receivables (part of ABS Other sector). While there were individual investments that detracted from performance during the fiscal year, there were no other meaningful detractors from performance at the sector level.
[1] This information is not a recommendation for a specific security or sector and these securities/sectors may not be in the Fund at the time you receive this report. The information provided does not reflect all positions purchased, sold or recommended by FPA during the quarter. The portfolio holdings as of the most recent quarter-end may be obtained at https://fpa.com. Past performance is no guarantee, nor is it indicative, of future results.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund, or for the life of the Fund, if shorter. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
FPA New Income Fund (Institutional Class/FPNIX)	5.00%	3.23%	2.88%
Bloomberg US Aggregate Bond Index	2.88%	-0.45%	1.84%
Consumer Price Index Seasonally Adjusted + 100 bps	4.11%	5.58%	4.20%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit https://fpa.com/funds/performance/new-income for the most recent performance information.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$10,288,577,158
Total number of portfolio holdings	358
Total advisory fees paid (net)	$33,443,026
Portfolio turnover rate as of the end of the reporting period	41%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Sector Allocation exclude short-term holdings, if any. The Top Ten Holdings table may not reflect the total exposure to an issuer. Interest rates presented in the Top Ten Holdings are as of the reporting period end.  The Sector Allocation chart represents Bonds & Debentures of the Fund.
Top Ten Holdings
U.S. Treasury Note, 3.875%, 6/30/2030	11.5%
U.S. Treasury Note, 3.625%, 8/31/2030	3.1%
U.S. Treasury Note, 3.625%, 9/30/2030	1.4%
PHI Group, Inc.	1.2%
Fortress Credit Opportunities Ltd., Series 2017-9A, Class A1TR, 6.129%, 10/15/2033	1.2%
Fannie Mae Pool, 1.000%, 3/1/2037	1.1%
U.S. Treasury Note, 4.625%, 9/30/2030	1.1%
Verizon Master Trust, Series 2024-2, Class A, 4.830%, 12/22/2031	0.8%
Federal Home Loan Mortgage Corp., Series K096, Class A2, 2.519%, 7/25/2029	0.8%
Ford Credit Floorplan Master Owner Trust, Series 2018-4, Class A, 4.060%, 11/15/2030	0.8%
Asset Allocation
Sector Allocation
Material Fund Changes
The Fund did not have any material changes that occurred since the beginning of the reporting period.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at https://fpa.com/funds/overview/new-income. You can also request this information by contacting us at (800) 638-3060.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (800) 638-3060 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
FPA New Income Fund - Institutional Class
FPA New Income Fund
Investor Class/FPNRX
ANNUAL SHAREHOLDER REPORT | September 30, 2025
This annual shareholder report contains important information about the FPA New Income Fund (“Fund”) for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://fpa.com/funds/overview/new-income. You can also request this information by contacting us at (800) 638-3060.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FPA New Income Fund (Investor Class/FPNRX)	$56	0.55%
Management’s Discussion of Fund Performance
How did the Fund perform over the reporting period?
For the twelve-month period ending September 30, 2025, the FPA New Income Fund’s Investor Class (“Fund”) net return was 4.93%, which includes reinvestment of all distributions.
What affected the Fund’s performance?
During the 12 months ending September 30, 2025, Treasury yields decreased for maturities up to two years, driven by cuts to the Fed Funds rate and expectations of further cuts. Treasury yields for maturities greater than two years increased over the 12 months ending September 30, 2025. Spreads on investment grade and high yield rated debt decreased. Due to low spreads, we largely focused on buying longer-duration, High Quality bonds (rated single-A or higher) we believe will enhance both the Fund’s long-term returns and short-term upside-versus-downside return profile. Over the past 12 months, the Fund’s duration has increased from 3.2 years to 3.3 years. We seek to opportunistically invest in Credit when we believe prices adequately compensate for the risk of permanent impairment of capital and near-term mark-to-market risk. The Fund’s exposure to investments rated BBB or lower decreased as decreasing spreads in that part of the market generally made these investments unattractive.
Fund performance can be attributed to the following:[1]
The largest contributors to performance during the 12 months ending September 30, 2025:
•              Agency-guaranteed residential mortgage pools
•              Corporates
•              Asset-backed securities (ABS) backed by equipment
The only detractor from performance was ABS backed by credit card receivables (part of ABS Other sector). While there were individual investments that detracted from performance during the fiscal year, there were no other meaningful detractors from performance at the sector level.
[1] This information is not a recommendation for a specific security or sector and these securities/sectors may not be in the Fund at the time you receive this report. The information provided does not reflect all positions purchased, sold or recommended by FPA during the quarter. The portfolio holdings as of the most recent quarter-end may be obtained at https://fpa.com. Past performance is no guarantee, nor is it indicative, of future results.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund, or for the life of the Fund, if shorter. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
FPA New Income Fund (Investor Class/FPNRX)[1]	4.93%	3.15%	2.79%
Bloomberg US Aggregate Bond Index	2.88%	-0.45%	1.84%
Consumer Price Index Seasonally Adjusted + 100 bps	4.11%	5.58%	4.20%
1
Investor Class commenced operations on April 30, 2024.  The performance figures for Investor Class shares include the performance for the Institutional Class shares for the periods prior to the inception date of Investor Class shares, adjusted for the difference in Institutional Class shares and Investor Class shares expenses. Investor Class shares impose higher expenses than Institutional Class shares. Since Investor Class shares have higher expenses and are therefore more expensive than Institutional Class shares, the returns for Investor Class shares will be lower than the returns shown for Institutional Class shares.

Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit https://fpa.com/funds/performance/new-income for the most recent performance information.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$10,288,577,158
Total number of portfolio holdings	358
Total advisory fees paid (net)	$33,443,026
Portfolio turnover rate as of the end of the reporting period	41%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Sector Allocation exclude short-term holdings, if any. The Top Ten Holdings table may not reflect the total exposure to an issuer. Interest rates presented in the Top Ten Holdings are as of the reporting period end.  The Sector Allocation chart represents Bonds & Debentures of the Fund.
Top Ten Holdings
U.S. Treasury Note, 3.875%, 6/30/2030	11.5%
U.S. Treasury Note, 3.625%, 8/31/2030	3.1%
U.S. Treasury Note, 3.625%, 9/30/2030	1.4%
PHI Group, Inc.	1.2%
Fortress Credit Opportunities Ltd., Series 2017-9A, Class A1TR, 6.129%, 10/15/2033	1.2%
Fannie Mae Pool, 1.000%, 3/1/2037	1.1%
U.S. Treasury Note, 4.625%, 9/30/2030	1.1%
Verizon Master Trust, Series 2024-2, Class A, 4.830%, 12/22/2031	0.8%
Federal Home Loan Mortgage Corp., Series K096, Class A2, 2.519%, 7/25/2029	0.8%
Ford Credit Floorplan Master Owner Trust, Series 2018-4, Class A, 4.060%, 11/15/2030	0.8%
Asset Allocation
Sector Allocation
Material Fund Changes
The Fund did not have any material changes that occurred since the beginning of the reporting period.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at https://fpa.com/funds/overview/new-income. You can also request this information by contacting us at (800) 638-3060.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (800) 638-3060 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
FPA New Income Fund - Investor Class

(b) Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer and principal financial officer. The registrant has not made any amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

The registrant undertakes to provide to any person without charge, upon request, a copy of its code of ethics by mail when they call the registrant at 1-800-982-4372.

Item 3. Audit Committee Financial Expert.

The Board of Trustees of the Registrant has determined that John Zader and Sandra Brown, who are members of the Registrant’s Audit Committee and Board of Trustees, are “audit committee financial experts” and are “independent” as those terms are defined in this Item.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. "Audit services" refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. "Audit-related services" refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. "Tax services" refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. There were no "other services" provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FPA New Income Fund	FYE 9/30/2025	FYE 9/30/2024
(a)	Audit Fees	$14,500	$13,500
(b)	Audit-Related Fees	N/A	N/A
(c)	Tax Fees	$2,500	$2,500
(d)	All Other Fees	N/A	N/A

(e)(1) The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

(e)(2) The percentage of fees billed by Tait, Weller, & Weller LLP applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

FPA New Income Fund	FYE 9/30/2025	FYE 9/30/2024
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f)	All of the principal accountant's hours spent on auditing the registrant's financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

The following table indicates the non-audit fees billed or expected to be billed by the registrant's accountant for services to the registrant and to the registrant's investment advisor (and any other controlling entity, etc.—not sub-advisor) for the last two years. The audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment advisor is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant's independence.

	FPA New Income Fund	FYE 9/30/2025	FYE 9/30/2024
(g)	Registrant Non-Audit Related Fees	N/A	N/A
(h)	Registrant’s Investment Advisor	N/A	N/A

(i)	Not applicable.

(j)	Not applicable.

Item 5. Audit Committee of Listed Registrants.

(a)	Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

(b)	Not applicable.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 7 of this Form.

(b)	Not Applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

FPA New Income Fund

(Investor Class: FPNRX)

(Institutional Class: FPNIX)

ANNUAL FINANCIALS AND OTHER INFORMATION

SEPTEMBER 30, 2025

FPA New Income Fund

A series of Investment Managers Series Trust III

Table of Contents

Please note the Financials and Other Information only contains Items 7-11 required in Form N-CSR. All other required items will be filed with the SEC.

This report and the financial statements contained herein are provided for the general information of the shareholders of the FPA New Income Fund (the “Fund”). This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective shareholder report and prospectus.

https://fpa.com

FPA New Income Fund

SCHEDULE OF INVESTMENTS

As of September 30, 2025

Principal Amount		Value
	BONDS & DEBENTURES — 91.2%
	ASSET-BACKED SECURITIES — 28.2%
	AUTO — 6.4%
	Ally Auto Receivables Trust
$8,996,000	Series 2023-1, Class A4, 5.270%, 11/15/2028	$9,163,599
	BMW Vehicle Owner Trust
6,776,000	Series 2023-A, Class A4, 5.250%, 11/26/2029	6,891,115
	CarMax Auto Owner Trust
21,176,000	Series 2023-2, Class A4, 5.010%, 11/15/2028	21,429,144
10,892,000	Series 2023-1, Class A4, 4.650%, 1/16/2029	10,966,444
20,637,000	Series 2023-3, Class A4, 5.260%, 2/15/2029	21,019,787
	Ford Credit Auto Owner Trust
14,487,000	Series 2023-A, Class A4, 4.560%, 12/15/2028	14,594,378
7,137,000	Series 2023-B, Class A4, 5.060%, 2/15/2029	7,235,828
	GM Financial Consumer Automobile Receivables Trust
15,767,000	Series 2023-1, Class A4, 4.590%, 7/17/2028	15,839,848
13,758,000	Series 2023-3, Class A4, 5.340%, 12/18/2028	13,985,930
	GM Financial Revolving Receivables Trust
38,305,000	Series 2021-1, Class A, 1.170%, 6/12/2034(a)	37,294,951
49,942,000	Series 2023-1, Class A, 5.120%, 4/11/2035(a)	51,405,980
12,704,000	Series 2023-2, Class A, 5.770%, 8/11/2036(a)	13,317,442
64,237,000	Series 2024-1, Class A, 4.980%, 12/11/2036(a)	65,918,044
	Hyundai Auto Receivables Trust
10,743,000	Series 2023-B, Class A4, 5.310%, 8/15/2029	10,925,888
	Mercedes-Benz Auto Receivables Trust
10,006,000	Series 2023-1, Class A4, 4.310%, 4/16/2029	10,046,709
8,831,000	Series 2024-1, Class A4, 4.790%, 7/15/2031	8,966,606
	Nissan Auto Receivables Owner Trust
13,366,000	Series 2022-B, Class A4, 4.450%, 11/15/2029	13,419,197
15,538,000	Series 2023-A, Class A4, 4.850%, 6/17/2030	15,701,673
	Porsche Financial Auto Securitization Trust
17,279,000	Series 2023-1A, Class A4, 4.720%, 6/23/2031(a)	17,429,763
	SFS Auto Receivables Securitization Trust
8,951,000	Series 2023-1A, Class A4, 5.470%, 12/20/2029(a)	9,125,319
	Toyota Auto Loan Extended Note Trust
54,519,000	Series 2022-1A, Class A, 3.820%, 4/25/2035(a)	54,395,951
43,813,000	Series 2023-1A, Class A, 4.930%, 6/25/2036(a)	44,828,108
56,286,000	Series 2024-1A, Class A, 5.160%, 11/25/2036(a)	58,278,980
	Toyota Auto Receivables Owner Trust
16,189,000	Series 2023-A, Class A4, 4.420%, 8/15/2028	16,280,559
19,879,000	Series 2023-B, Class A4, 4.660%, 9/15/2028	20,035,493
25,523,000	Series 2023-C, Class A4, 5.010%, 2/15/2029	25,881,583
	Volkswagen Auto Loan Enhanced Trust
11,637,000	Series 2023-1, Class A4, 5.010%, 1/22/2030	11,792,882
	World Omni Auto Receivables Trust
14,612,000	Series 2023-A, Class A4, 4.660%, 5/15/2029	14,723,029

FPA New Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2025

Principal Amount		Value
	BONDS & DEBENTURES (Continued)
	ASSET-BACKED SECURITIES (Continued)
	AUTO (Continued)
$21,627,000	Series 2023-B, Class A4, 4.680%, 5/15/2029	$21,752,021
10,417,000	Series 2023-C, Class A4, 5.030%, 11/15/2029	10,558,853
		653,205,104

	COLLATERALIZED LOAN OBLIGATION — 3.1%
	Cerberus Loan Funding LLC
10,299,000	Series 2023-1A, Class A, 6.718% (3-Month Term SOFR+240 basis points), 3/22/2035(a),(b)	10,308,145
51,840,000	Series 2023-2A, Class A1, 6.867% (3-Month Term SOFR+255 basis points), 7/15/2035(a),(b)	52,389,867
52,569,000	Series 2023-4A, Class A, 6.743% (3-Month Term SOFR+242.5 basis points), 10/15/2035(a),(b)	53,036,549
	Fortress Credit Opportunities Ltd.
118,776,000	Series 2017-9A, Class A1TR, 6.129% (3-Month Term SOFR+181.161 basis points), 10/15/2033(a),(b)	119,190,528
	Golub Capital Partners Ltd.
43,478,000	Series 2023-67A, Class A1, 6.726% (3-Month Term SOFR+250 basis points), 5/9/2036(a),(b)	43,959,041
41,996,000	Series 2019-46A, Class A1R, 6.135% (3-Month Term SOFR+181 basis points), 4/20/2037(a),(b)	42,093,095
		320,977,225

	EQUIPMENT — 10.9%
	Avis Budget Rental Car Funding AESOP LLC
4,211,000	Series 2021-2A, Class A, 1.660%, 2/20/2028(a)	4,089,847
13,136,000	Series 2023-1A, Class A, 5.250%, 4/20/2029(a)	13,437,449
38,251,000	Series 2023-4A, Class A, 5.490%, 6/20/2029(a)	39,286,986
48,017,000	Series 2023-6A, Class A, 5.810%, 12/20/2029(a)	50,013,240
34,038,000	Series 2023-8A, Class A, 6.020%, 2/20/2030(a)	35,725,111
14,768,000	Series 2024-1A, Class A, 5.360%, 6/20/2030(a)	15,242,954
57,519,000	Series 2024-3A, Class A, 5.230%, 12/20/2030(a)	59,192,032
	CNH Equipment Trust
7,414,000	Series 2022-B, Class A4, 3.910%, 3/15/2028	7,402,983
6,738,000	Series 2023-A, Class A4, 4.770%, 10/15/2030	6,831,885
17,009,000	Series 2023-B, Class A4, 5.460%, 3/17/2031	17,608,501
	Coinstar Funding LLC
11,767,855	Series 2017-1A, Class A2, 5.216%, 4/25/2047(a)	10,961,327
	Enterprise Fleet Financing LLC
37,963,000	Series 2023-2, Class A3, 5.500%, 4/22/2030(a)	38,644,747
34,823,000	Series 2023-3, Class A3, 6.410%, 6/20/2030(a)	36,150,784
11,576,000	Series 2024-4, Class A4, 4.700%, 6/20/2031(a)	11,738,939
	Ford Credit Floorplan Master Owner Trust
83,977,000	Series 2018-4, Class A, 4.060%, 11/15/2030	83,921,525

FPA New Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2025

Principal Amount		Value
	BONDS & DEBENTURES (Continued)
	ASSET-BACKED SECURITIES (Continued)
	EQUIPMENT (Continued)
$46,054,000	Series 2024-2, Class A, 5.240%, 4/15/2031(a)	$47,749,524
27,030,000	Series 2024-4, Class A, 4.400%, 9/15/2031(a)	27,271,678
	GMF Floorplan Owner Revolving Trust
18,848,000	Series 2023-2, Class A, 5.340%, 6/15/2030(a)	19,475,490
46,933,000	Series 2024-2A, Class A, 5.060%, 3/15/2031(a)	48,393,151
	GreatAmerica Leasing Receivables Funding LLC
16,501,000	Series 2023-1, Class A4, 5.060%, 3/15/2030(a)	16,752,300
	Hertz Vehicle Financing LLC
44,631,000	Series 2021-2A, Class A, 1.680%, 12/27/2027(a)	43,484,452
38,642,000	Series 2022-2A, Class A, 2.330%, 6/26/2028(a)	37,505,025
72,333,000	Series 2022-5A, Class A, 3.890%, 9/25/2028(a)	71,821,758
	John Deere Owner Trust
15,675,000	Series 2023-A, Class A4, 5.010%, 12/17/2029	15,823,521
11,706,000	Series 2023-B, Class A4, 5.110%, 5/15/2030	11,882,777
15,742,000	Series 2023-C, Class A4, 5.390%, 8/15/2030	16,079,457
	Kubota Credit Owner Trust
12,897,000	Series 2023-2A, Class A4, 5.230%, 6/15/2028(a)	13,145,645
9,456,000	Series 2023-1A, Class A4, 5.070%, 2/15/2029(a)	9,565,258
	M&T Equipment Notes
9,785,000	Series 2023-1A, Class A4, 5.750%, 7/15/2030(a)	9,951,055
17,531,000	Series 2024-1A, Class A4, 4.940%, 8/18/2031(a)	17,867,097
	MMAF Equipment Finance LLC
24,567,000	Series 2023-A, Class A4, 5.500%, 12/13/2038(a)	25,225,772
7,081,000	Series 2020-A, Class A5, 1.560%, 10/9/2042(a)	6,774,765
29,990,727	Series 2024-A, Class A4, 5.100%, 7/13/2049(a)	30,924,146
8,060,000	Series 2025-A, Class A4, 5.020%, 6/13/2050(a)	8,334,854
	Prop 2017-1A
8,456,940	5.300%, 3/15/2042(c),(d)	7,864,954
	Verizon Master Trust
76,585,000	Series 2023-6, Class A, 5.350%, 9/22/2031(a)	79,448,789
85,708,000	Series 2024-2, Class A, 4.830%, 12/22/2031(a)	87,675,204
31,930,000	Series 2024-7, Class A, 4.350%, 8/20/2032(a)	32,204,304
	Volvo Financial Equipment LLC Series 2025-2
4,788,000	Series 2025-2A, Class A4, 4.060%, 6/15/2033(a)	4,786,796
		1,120,256,082

	OTHER — 7.8%
	ABPCI Direct Lending Fund LLC
21,942,094	Series 2022-2A, Class A1, 6.414% (3-Month Term SOFR+210 basis points), 3/1/2032(a),(b)	21,920,920
	ABPCI Direct Lending Fund Ltd.
23,371,809	Series 2020-1A, Class A, 3.199%, 12/29/2030(a)	22,966,845

FPA New Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2025

Principal Amount		Value
	BONDS & DEBENTURES (Continued)
	ASSET-BACKED SECURITIES (Continued)
	OTHER (Continued)
	American Tower Trust 1
$77,012,000	5.490%, 3/15/2028(a)	$78,282,929
	Brazos Securitization LLC
7,444,560	5.014%, 9/1/2031(a)	7,560,201
	Centerpoint Energy Restoration Bond Co. II LLC
61,032,000	4.255%, 12/15/2034	60,610,849
	Cleco Securitization LLC
16,043,162	4.016%, 3/1/2031	15,906,795
	Cologix Data Centers US Issuer LLC
58,068,000	Series 2021-1A, Class A2, 3.300%, 12/26/2051(a)	56,674,049
	Consumers 2023 Securitization Funding LLC
22,847,000	5.210%, 9/1/2031	23,475,292
	DTE Electric Securitization Funding II LLC
24,356,102	5.970%, 3/1/2033	25,634,798
	Duke Energy Carolinas Nc Storm Funding II LLC
27,367,000	4.226%, 7/1/2037	27,256,684
	Elm Trust
896,870	Series 2020-3A, Class A2, 2.954%, 8/20/2029(a)	895,581
1,596,291	Series 2020-4A, Class A2, 2.286%, 10/20/2029(a)	1,593,407
	Golub Capital Partners Funding Ltd.
9,271,113	Series 2020-1A, Class A2, 3.208%, 1/22/2029(a)	9,252,914
30,739,956	Series 2021-1A, Class A2, 2.773%, 4/20/2029(a)	30,614,813
51,771,693	Series 2021-2A, Class A, 2.944%, 10/19/2029(a)	50,818,472
	Kansas Gas Service Securitization I LLC
40,864,198	5.486%, 8/1/2032	42,515,671
	Monroe Capital Funding Ltd.
18,822,390	Series 2021-1A, Class A2, 2.815%, 4/22/2031(a)	18,674,729
	Oklahoma Development Finance Authority
23,653,102	4.135%, 12/1/2033	23,421,870
8,426,999	4.285%, 2/1/2034	8,376,841
19,954,608	3.877%, 5/1/2037	19,284,649
	PG&E Recovery Funding LLC
31,252,414	5.045%, 7/15/2032	31,994,658
12,226,552	4.838%, 6/1/2033	12,447,657
	PG&E Wildfire Recovery Funding LLC
39,088,202	4.022%, 6/1/2031	38,892,760
	SBA Tower Trust
14,427,000	1.631%, 11/15/2026(a)	13,967,108
17,196,000	2.328%, 1/15/2028(a)	16,341,115
12,423,000	6.599%, 1/15/2028(a)	12,722,003
	SpringCastle America Funding LLC
7,706,529	Series 2020-AA, Class A, 1.970%, 9/25/2037(a)	7,291,839

FPA New Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2025

Principal Amount		Value
	BONDS & DEBENTURES (Continued)
	ASSET-BACKED SECURITIES (Continued)
	OTHER (Continued)
	Texas Electric Market Stabilization Funding N LLC
$29,070,560	4.265%, 8/1/2036(a)	$28,924,472
	Texas Natural Gas Securitization Finance Corp.
7,556,544	5.102%, 4/1/2035	7,785,485
	VCP RRL Ltd.
19,629,727	Series 2021-1A, Class A, 2.152%, 10/20/2031(a)	19,130,033
	Virginia Power Fuel Securitization LLC
58,246,000	4.877%, 5/1/2031	59,598,938
	WEPCo Environmental Trust Finance LLC
8,310,063	Series 2021-1, Class A, 1.578%, 12/15/2035	7,454,683
		802,289,060
	TOTAL ASSET-BACKED SECURITIES
	(Cost $2,848,579,107)	2,896,727,471
	COMMERCIAL MORTGAGE-BACKED SECURITIES — 14.9%
	AGENCY — 12.3%
	Federal Home Loan Mortgage Corp.
41,061,276	Series K062, Class A2, 3.413%, 12/25/2026	40,771,145
16,539,000	Series K063, Class A2, 3.430%, 1/25/2027(b)	16,422,981
9,702,802	Series K065, Class A2, 3.243%, 4/25/2027	9,598,103
7,223,000	Series K066, Class A2, 3.117%, 6/25/2027	7,127,130
8,509,735	Series K068, Class A2, 3.244%, 8/25/2027	8,399,516
12,338,034	Series K072, Class A2, 3.444%, 12/25/2027	12,205,970
29,086,020	Series K073, Class A2, 3.350%, 1/25/2028	28,649,474
16,051,256	Series K076, Class A2, 3.900%, 4/25/2028	16,025,110
4,086,000	Series K077, Class A2, 3.850%, 5/25/2028(b)	4,078,115
30,559,000	Series K079, Class A2, 3.926%, 6/25/2028	30,514,051
25,020,308	Series K080, Class A2, 3.926%, 7/25/2028(b)	24,977,856
62,664,000	Series K081, Class A2, 3.900%, 8/25/2028(b)	62,607,822
46,777,000	Series K082, Class A2, 3.920%, 9/25/2028(b)	46,760,623
24,028,000	Series K083, Class A2, 4.050%, 9/25/2028(b)	24,143,938
68,841,723	Series K084, Class A2, 3.780%, 10/25/2028(b)	68,484,923
27,924,000	Series K085, Class A2, 4.060%, 10/25/2028(b)	28,058,345
27,195,714	Series K089, Class A2, 3.563%, 1/25/2029	26,831,683
4,691,000	Series K088, Class A2, 3.690%, 1/25/2029	4,642,935
43,626,000	Series K090, Class A2, 3.422%, 2/25/2029	42,959,264
25,293,822	Series K091, Class A2, 3.505%, 3/25/2029	24,907,026
2,376,000	Series K092, Class A2, 3.298%, 4/25/2029	2,325,806
4,294,004	Series K093, Class A2, 2.982%, 5/25/2029	4,163,331
84,442,000	Series K095, Class A2, 2.785%, 6/25/2029	81,129,281
71,380,000	Series K094, Class A2, 2.903%, 6/25/2029	68,853,648
40,814,000	Series K097, Class A2, 2.508%, 7/25/2029	38,650,270
91,996,000	Series K096, Class A2, 2.519%, 7/25/2029	87,461,968

FPA New Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2025

Principal Amount		Value
	COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
	AGENCY (Continued)
$19,173,000	Series K099, Class A2, 2.595%, 9/25/2029	$18,227,253
49,942,000	Series K101, Class A2, 2.524%, 10/25/2029	47,168,846
33,400,000	Series K102, Class A2, 2.537%, 10/25/2029	31,577,085
47,045,000	Series K103, Class A2, 2.651%, 11/25/2029	44,591,415
4,756,000	Series K107, Class A2, 1.639%, 1/25/2030	4,327,476
3,071,000	Series K105, Class A2, 1.872%, 1/25/2030	2,808,064
11,740,000	Series K106, Class A2, 2.069%, 1/25/2030	10,852,060
16,200,000	Series K104, Class A2, 2.253%, 1/25/2030	15,137,403
9,186,000	Series K108, Class A2, 1.517%, 3/25/2030	8,307,414
61,806,000	Series K751, Class A2, 4.412%, 3/25/2030	62,697,138
17,591,000	Series K109, Class A2, 1.558%, 4/25/2030	15,847,297
22,485,000	Series K151, Class A3, 3.511%, 4/25/2030	21,845,219
1,742,000	Series K111, Class A2, 1.350%, 5/25/2030	1,552,607
9,465,000	Series K114, Class A2, 1.366%, 6/25/2030	8,371,884
3,768,000	Series K116, Class A2, 1.378%, 7/25/2030	3,331,594
18,741,000	Series K752, Class A2, 4.284%, 7/25/2030	18,820,074
61,809,000	Series K117, Class A2, 1.406%, 8/25/2030	54,580,079
15,691,000	Series K120, Class A2, 1.500%, 10/25/2030	13,871,680
75,127,967	Series K754, Class A2, 4.940%, 11/25/2030(b)	77,682,859
		1,272,347,761

	AGENCY STRIPPED — 0.3%
	Government National Mortgage Association
9,206,316	Series 2014-77, Class IO, 0.518%, 12/16/2047(b)	71,643
12,166,009	Series 2012-150, Class IO, 0.441%, 11/16/2052(b)	174,740
11,537,327	Series 2012-114, Class IO, 0.609%, 1/16/2053(b)	158,339
32,911,833	Series 2012-125, Class IO, 0.174%, 2/16/2053(b)	222,003
33,178,332	Series 2012-79, Class IO, 0.350%, 3/16/2053(b)	382,616
16,209,046	Series 2013-45, Class IO, 0.047%, 12/16/2053(b)	3,209
6,444,852	Series 2013-125, Class IO, 0.248%, 10/16/2054(b)	95,941
23,556,494	Series 2014-157, Class IO, 0.185%, 5/16/2055(b)	140,017
26,404,164	Series 2014-153, Class IO, 0.320%, 4/16/2056(b)	264,865
48,370,919	Series 2014-175, Class IO, 0.462%, 4/16/2056(b)	648,712
4,792,608	Series 2014-138, Class IO, 0.508%, 4/16/2056(b)	78,808
54,915,992	Series 2014-187, Class IO, 0.615%, 5/16/2056(b)	1,173,231
4,439,035	Series 2015-41, Class IO, 0.159%, 9/16/2056(b)	22,910
1,346,655	Series 2015-108, Class IO, 0.340%, 10/16/2056(b)	7,295
10,954,688	Series 2014-110, Class IO, 0.099%, 1/16/2057(b)	48,425
26,448,448	Series 2015-19, Class IO, 0.293%, 1/16/2057(b)	343,589
9,800,337	Series 2015-7, Class IO, 0.488%, 1/16/2057(b)	190,067
42,815,792	Series 2015-169, Class IO, 0.248%, 7/16/2057(b)	424,955
7,294,169	Series 2015-150, Class IO, 0.366%, 9/16/2057(b)	110,999
28,937,045	Series 2016-125, Class IO, 0.814%, 12/16/2057(b)	978,738

FPA New Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2025

Principal Amount		Value
	COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
	AGENCY STRIPPED (Continued)
$24,255,861	Series 2016-65, Class IO, 0.459%, 1/16/2058(b)	$515,309
79,774,770	Series 2016-106, Class IO, 0.969%, 9/16/2058(b)	3,333,333
38,578,920	Series 2020-43, Class IO, 1.262%, 11/16/2061(b)	2,755,415
50,646,017	Series 2020-71, Class IO, 1.094%, 1/16/2062(b)	3,219,350
96,462,786	Series 2020-75, Class IO, 0.870%, 2/16/2062(b)	5,290,000
121,402,166	Series 2020-42, Class IO, 0.939%, 3/16/2062(b)	7,387,686
		28,042,195

	NON-AGENCY — 2.3%
	BBCMS Trust
5,394,741	Series 2015-SRCH, Class A1, 3.312%, 8/10/2035(a)	5,301,162
9,736,000	Series 2025-5C36, Class A3, 5.517%, 8/15/2058	10,147,721
	Benchmark Mortgage Trust
17,340,000	Series 2024-V11, Class A3, 5.909%, 11/15/2057(b)	18,219,216
	BMO Mortgage Trust
17,350,000	Series 2024-5C7, Class A3, 5.566%, 11/15/2057(b)	17,985,779
8,363,000	Series 2024-5C8, Class A3, 5.625%, 12/15/2057(b)	8,703,050
	BX Commercial Mortgage Trust
27,999,133	Series 2021-VOLT, Class E, 6.265% (1-Month Term SOFR+211.448 basis points), 9/15/2036(a),(b)	27,947,334
	Progress Residential Trust
13,308,933	Series 2024-SFR5, Class A, 3.000%, 8/9/2029(a)	12,614,138
13,629,642	Series 2021-SFR11, Class A, 2.283%, 1/17/2039(a)	12,876,923
47,883,127	Series 2021-SFR10, Class A, 2.393%, 12/17/2040(a)	45,237,459
16,051,066	Series 2024-SFR3, Class A, 3.000%, 6/17/2041(a)	15,250,466
27,192,216	Series 2024-SFR4, Class A, 3.100%, 7/17/2041(a)	25,897,930
21,930,985	Series 2025-SFR2, Class A, 3.305%, 4/17/2042(a)	20,851,465
16,479,000	Series 2025-SFR3, Class A, 3.390%, 7/17/2042(a)	15,651,789
		236,684,432
	TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
	(Cost $1,524,324,449)	1,537,074,388
	CORPORATE BANK DEBT — 0.2%
	Capstone Acquisition Holdings, Inc. Term Loan
19,168,952	8.763% (1-Month Term SOFR+460 basis points), 11/12/2029(b),(c),(d),(e)	19,273,269
	JC Penney Corp., Inc.
26,526,226	5.568% (3-Month USD Libor+425 basis points), 6/23/2027*,(b),(c),(d),(e),(f)	2,653
	Lealand Finance Company B.V. Senior Exit LC
9,783,645	5.250%, 6/30/2027(c),(d),(e),(g),(h)	(978,365)
	McDermott Technology Americas, Inc.
354,541	8.278% (1-Month Term SOFR+400 basis points), 12/31/2027(b),(c),(d),(e),(i)	280,088
	TOTAL CORPORATE BANK DEBT
	(Cost $19,246,022)	18,577,645

FPA New Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2025

Principal Amount		Value
	CORPORATE BONDS — 1.7%
	COMMUNICATIONS — 0.0%
	Frontier Communications Holdings LLC
$5,925,000	5.875%, 10/15/2027(a)	$5,917,594
	FINANCIALS — 1.6%
	Apollo Debt Solutions BDC Senior Notes
26,023,000	8.620%, 9/28/2028(c),(d)	26,023,000
	Blue Owl Credit Income Corp.
22,579,000	7.950%, 6/13/2028	24,160,361
	Hlend Senior Notes
42,500,000	8.170%, 3/15/2028(c),(d)	42,500,000
	HPS Corporate Lending Fund
24,864,000	6.750%, 1/30/2029	25,913,472
	Oaktree Strategic Credit Fund
27,351,000	8.400%, 11/14/2028	29,700,040
	OCREDIT BDC Senior Notes
12,891,000	7.770%, 3/7/2029(c),(d)	12,891,000
		161,187,873
	HEALTH CARE — 0.1%
	Heartland Dental LLC/Heartland Dental Finance Corp.
8,756,000	10.500% (1-Month Term SOFR+500 basis points), 4/30/2028(a),(d)	9,226,635
	TOTAL CORPORATE BONDS
	(Cost $170,227,525)	176,332,102
	RESIDENTIAL MORTGAGE-BACKED SECURITIES — 29.1%
	AGENCY COLLATERALIZED MORTGAGE OBLIGATION — 0.7%
	Federal National Mortgage Association
162,466	Series 2010-43, Class MK, 5.500%, 5/25/2040	165,014
5,708,072	Series 3810, Class PE, 4.000%, 2/15/2041	5,542,078
775,669	Series 2012-144, Class PD, 3.500%, 4/25/2042	766,852
434,519	Series 2013-93, Class PJ, 3.000%, 7/25/2042	421,082
56,039,951	Series 2024-70, Class EC, 3.000%, 11/25/2047	52,218,693
	GS Mortgage-Backed Securities Trust
15,884,735	Series 2024-95, Class AB, 2.500%, 6/20/2045(a),(b)	14,531,592
		73,645,311

	AGENCY POOL ADJUSTABLE RATE — 1.5%
	Fannie Mae Pool
2,726,351	1.728% (30-Day SOFR Average+211 basis points), 7/1/2051(b)	2,475,271
23,088,566	1.970% (30-Day SOFR Average+207.4 basis points), 8/1/2051(b)	21,125,880
1,849,650	1.604% (30-Day SOFR Average+209.4 basis points), 9/1/2051(b)	1,668,746
21,281,666	1.888% (30-Day SOFR Average+233.4 basis points), 4/1/2052(b)	19,307,236
	Freddie Mac Non Gold Pool
8,739,399	1.662% (30-Day SOFR Average+213 basis points), 9/1/2051(b)	7,895,132
10,623,064	2.556% (30-Day SOFR Average+213 basis points), 3/1/2052(b)	9,831,621
7,493,785	2.545% (30-Day SOFR Average+214 basis points), 5/1/2052(b)	6,946,199

FPA New Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2025

Principal Amount		Value
	RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
	AGENCY POOL ADJUSTABLE RATE (Continued)
$74,031,638	2.158% (30-Day SOFR Average+217.8 basis points), 7/1/2052(b)	$67,507,577
9,049,402	3.334% (30-Day SOFR Average+222.4 basis points), 11/1/2052(b)	8,659,580
10,916,651	2.164% (30-Day SOFR Average+217.9 basis points), 5/1/2053(b)	9,956,551
		155,373,793

	AGENCY POOL FIXED RATE — 20.5%
	Fannie Mae Pool
65,832,876	1.500%, 12/1/2035	59,195,269
13,155,706	1.500%, 12/1/2035	11,800,503
1,918,162	1.500%, 3/1/2036	1,721,766
15,012,292	1.000%, 4/1/2036	13,060,210
4,913,996	1.500%, 4/1/2036	4,410,864
15,957,741	1.500%, 4/1/2036	14,323,867
11,595,845	1.500%, 5/1/2036	10,408,574
25,349,730	1.500%, 6/1/2036	22,754,232
5,560,014	1.500%, 6/1/2036	4,990,738
9,853,759	1.500%, 7/1/2036	8,844,856
89,192,729	1.500%, 8/1/2036	80,199,863
6,434,393	1.500%, 8/1/2036	5,769,559
23,313,868	1.000%, 9/1/2036	20,218,642
11,124,941	1.500%, 9/1/2036	9,975,455
26,625,599	1.500%, 10/1/2036	23,874,506
14,355,977	1.000%, 11/1/2036	12,396,145
93,119,099	1.000%, 12/1/2036	80,408,091
131,244,147	1.000%, 3/1/2037	113,328,967
59,151,090	1.500%, 3/1/2037	53,094,752
44,493,259	1.500%, 8/1/2037	39,868,180
11,294,775	2.000%, 6/1/2040	9,908,559
4,212,051	2.000%, 9/1/2040	3,689,120
4,571,743	2.000%, 10/1/2040	4,002,201
13,294,691	2.000%, 10/1/2040	11,642,154
3,317,424	1.500%, 11/1/2040	2,809,472
21,793,159	2.000%, 11/1/2040	19,067,162
13,687,111	1.500%, 12/1/2040	11,582,373
16,365,672	2.000%, 12/1/2040	14,308,974
4,683,970	1.500%, 1/1/2041	3,960,725
13,012,255	1.500%, 2/1/2041	10,994,546
15,166,819	1.500%, 5/1/2041	12,773,251
14,489,855	2.500%, 5/1/2041	12,997,855
8,779,962	2.000%, 7/1/2041	7,641,109
59,562,857	2.000%, 9/1/2041	52,099,250
58,008,725	1.500%, 10/1/2041	48,651,540
85,988,241	1.500%, 11/1/2041	72,069,470

FPA New Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2025

Principal Amount		Value
	RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
	AGENCY POOL FIXED RATE (Continued)
$6,275,078	1.500%, 12/1/2041	$5,255,428
5,803,688	1.500%, 3/1/2042	4,867,329
18,488,064	1.500%, 3/1/2042	15,621,142
28,808,470	1.500%, 3/1/2042	24,199,221
42,825,645	1.500%, 3/1/2042	35,976,865
51,950,048	1.500%, 3/1/2042	43,564,406
20,605,793	2.000%, 8/1/2042	17,893,653
57,647,194	2.000%, 8/1/2042	49,882,578
29,012,253	3.500%, 4/1/2044	27,372,645
38,614,353	4.000%, 6/1/2045	37,725,620
67,097,350	4.000%, 3/1/2046	65,574,200
8,249,818	4.000%, 7/1/2046	8,055,586
9,525,465	4.000%, 10/1/2046	9,300,414
5,233,554	4.000%, 10/1/2046	5,113,210
7,917,341	4.000%, 3/1/2048	7,724,312
34,138,705	4.500%, 1/1/2050	34,191,756
30,233,454	4.500%, 1/1/2050	30,283,373
	Freddie Mac Pool
269,639	2.500%, 8/1/2028	264,749
87,831,420	1.500%, 11/1/2035	79,167,940
6,470,252	1.500%, 11/1/2035	5,803,735
22,986,616	1.500%, 1/1/2036	20,646,576
2,956,170	1.500%, 4/1/2036	2,653,495
4,884,879	1.500%, 5/1/2036	4,384,728
14,638,595	1.500%, 6/1/2036	13,107,763
5,795,972	1.000%, 7/1/2036	5,020,778
26,444,996	1.500%, 8/1/2036	23,712,564
8,737,568	1.000%, 10/1/2036	7,592,895
19,602,320	1.500%, 10/1/2036	17,576,908
59,207,728	1.500%, 10/1/2036	53,145,591
5,796,833	1.500%, 11/1/2036	5,212,366
18,009,774	2.000%, 6/1/2040	15,800,661
3,947,841	2.000%, 8/1/2040	3,459,297
2,813,021	4.000%, 10/1/2040	2,750,371
10,375,973	1.500%, 11/1/2040	8,794,631
2,546,442	4.000%, 11/1/2040	2,490,611
5,878,355	2.000%, 12/1/2040	5,139,155
4,055,335	4.000%, 12/1/2040	3,962,487
3,885,313	1.500%, 2/1/2041	3,287,899
32,775,375	1.500%, 3/1/2041	27,657,104
86,649,151	1.500%, 3/1/2041	73,210,847
24,556,878	1.500%, 4/1/2041	20,706,065
76,011,475	1.500%, 5/1/2041	64,053,350

FPA New Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2025

Principal Amount		Value
	RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
	AGENCY POOL FIXED RATE (Continued)
$70,664,049	1.500%, 6/1/2041	$59,496,840
10,692,058	1.500%, 7/1/2041	8,993,580
6,805,508	2.000%, 8/1/2041	5,916,132
11,274,571	1.500%, 10/1/2041	9,455,989
4,132,720	1.500%, 11/1/2041	3,482,124
16,534,923	1.500%, 11/1/2041	13,858,683
63,602,337	1.500%, 12/1/2041	53,275,804
30,493,669	1.500%, 12/1/2041	25,731,610
5,113,995	1.500%, 1/1/2042	4,298,856
35,909,359	1.500%, 1/1/2042	30,141,706
36,899,467	2.000%, 5/1/2042	32,041,379
25,092,859	2.000%, 8/1/2042	21,777,126
18,577,515	2.000%, 8/1/2042	16,162,047
42,811,843	4.500%, 12/1/2045	42,882,696
		2,108,561,676

	NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATION — 6.4%
	Citigroup Mortgage Loan Trust
1,634,246	Series 2014-A, Class A, 4.000%, 1/25/2035(a),(b)	1,603,161
	GS Mortgage-Backed Securities Trust
8,456,150	Series 2021-PJ4, Class A8, 2.500%, 9/25/2051(a),(b)	7,591,488
33,142,284	Series 2021-PJ5, Class A8, 2.500%, 10/25/2051(a),(b)	29,726,793
35,999,670	Series 2021-PJ6, Class A8, 2.500%, 11/25/2051(a),(b)	32,226,527
28,784,395	Series 2021-PJ7, Class A8, 2.500%, 1/25/2052(a),(b)	25,713,396
9,785,088	Series 2021-PJ10, Class A8, 2.500%, 3/25/2052(a),(b)	8,726,031
6,149,418	Series 2022-PJ1, Class A8, 2.500%, 5/28/2052(a),(b)	5,462,317
13,460,659	Series 2022-PJ2, Class A24, 3.000%, 6/25/2052(a),(b)	12,267,043
10,290,122	Series 2022-PJ3, Class A22, 2.500%, 8/25/2052(a),(b)	9,158,996
5,318,919	Series 2022-PJ3, Class A24, 3.000%, 8/25/2052(a),(b)	4,842,142
33,830,234	Series 2022-PJ4, Class A22, 2.500%, 9/25/2052(a),(b)	30,050,102
6,319,429	Series 2022-PJ4, Class A24, 3.000%, 9/25/2052(a),(b)	5,743,434
77,034,793	Series 2022-PJ5, Class A22, 2.500%, 10/25/2052(a),(b)	68,223,168
49,683,283	Series 2022-PJ6, Class A15, 2.500%, 1/25/2053(a),(b)	44,025,390
	J.P. Morgan Mortgage Trust
4,966,883	Series 2021-6, Class A4, 2.500%, 10/25/2051(a),(b)	4,464,831
10,653,789	Series 2021-7, Class A4, 2.500%, 11/25/2051(a),(b)	9,566,662
15,654,256	Series 2021-10, Class A4A, 2.000%, 12/25/2051(a),(b)	13,687,787
42,085,210	Series 2021-10, Class A4, 2.500%, 12/25/2051(a),(b)	37,624,278
11,400,493	Series 2021-8, Class A4, 2.500%, 12/25/2051(a),(b)	10,231,705
52,565,230	Series 2021-11, Class A4, 2.500%, 1/25/2052(a),(b)	47,110,368
58,014,547	Series 2021-13, Class A4, 2.500%, 4/25/2052(a),(b)	52,104,814
3,297,015	Series 2021-15, Class A4, 2.500%, 6/25/2052(a),(b)	2,941,864
3,070,457	Series 2022-3, Class A4A, 2.500%, 8/25/2052(a),(b)	2,730,389

FPA New Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2025

Principal Amount		Value
	RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
	NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATION (Continued)
$5,537,663	Series 2022-4, Class A4, 3.000%, 10/25/2052(a),(b)	$5,039,214
28,069,987	Series 2024-3, Class A4, 3.000%, 5/25/2054(a),(b)	25,511,352
26,760,962	Series 2025-1, Class A4, 3.692%, 1/25/2063(a),(b)	25,134,321
	OBX 2021-J3 Trust
1,414,635	Series 2021-J3, Class A4, 2.500%, 10/25/2051(a),(b)	1,266,345
	OBX 2022-J1 Trust
39,355,928	Series 2022-J1, Class A3, 3.000%, 2/25/2052(a),(b)	35,710,699
	Pretium Mortgage Credit Partners LLC
7,341,807	Series 2024-RPL1, Class A1, 3.900%, 10/25/2063(a),(b)	7,045,235
	Sequoia Mortgage Trust
4,541,211	Series 2021-5, Class A4, 2.500%, 7/25/2051(a),(b)	4,066,264
4,254,369	Series 2022-1, Class A4, 2.500%, 2/25/2052(a),(b)	3,783,950
48,705,814	Series 2025-S1, Class A4, 2.500%, 9/25/2054(a),(b)	43,224,443
	Towd Point Mortgage Trust
6,481,986	Series 2020-4, Class A1, 1.750%, 10/25/2060(a)	5,933,459
18,046,772	Series 2023-1, Class A1, 3.750%, 1/25/2063(a)	17,481,957
	Wells Fargo Mortgage Backed Securities
5,892,104	Series 2021-2, Class A3, 2.500%, 6/25/2051(a),(b)	5,264,701
2,499,354	Series 2022-1, Class A3, 2.500%, 8/25/2051(a),(b)	2,223,032
12,989,768	Series 2022-2, Class A4, 2.500%, 12/25/2051(a),(b)	11,523,679
		659,031,337
	TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES
	(Cost $2,917,101,571)	2,996,612,117
	U.S. TREASURY NOTES & BONDS — 17.1%
	U.S. Treasury Note
1,178,095,000	3.875%, 6/30/2030	1,185,374,685
317,008,000	3.625%, 8/31/2030	315,472,413
149,720,000	3.625%, 9/30/2030	148,959,707
106,471,000	4.625%, 9/30/2030	110,663,924
	TOTAL U.S. TREASURY NOTES & BONDS
	(Cost $1,743,086,457)	1,760,470,729
	TOTAL BONDS & DEBENTURES
	(Cost $9,222,565,131)	9,385,794,452

Number of Shares
	COMMON STOCKS — 1.8%
	METALS & MINING — 0.5%
39,831,957	AIPCF VIII A-BL Aggregator Cayman LP (c),(d),(j)	49,921,392
	REAL ESTATE SERVICES — 0.1%
520,208	Copper Property CTL Pass Through Trust(d)	6,455,781

FPA New Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2025

Number of Shares		Value
	COMMON STOCKS (Continued)
	TRANSPORTATION & LOGISTICS — 1.2%
3,806,420	PHI Group, Inc.(c),(d),(j)	$121,805,440
	TOTAL COMMON STOCKS
	(Cost $125,200,428)	178,182,613
	SHORT-TERM INVESTMENTS — 6.7%
	MONEY MARKET INVESTMENTS — 0.2%
18,085,493	Morgan Stanley Institutional Liquidity Treasury Portfolio - Institutional Class, 3.92%(k)	18,085,493

Principal Amount
	TREASURY BILLS — 6.5%
	U.S. Treasury Bill
$297,713,000	4.02%, 10/2/2025(l)	297,680,231
375,458,000	4.08%, 10/9/2025(l)	375,122,591
		672,802,822
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $690,888,315)	690,888,315

	TOTAL INVESTMENTS — 99.7%
	(Cost $10,038,653,874)	10,254,865,380

	Other Assets in Excess of Liabilities — 0.3%	33,711,778
	TOTAL NET ASSETS — 100.0%	$10,288,577,158

BDC – Business Development Company

IO – Interest Only

LLC – Limited Liability Company

LP – Limited Partnership

US – United States

*	Non-income producing security.
(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $2,893,779,496, which represents 28.13% of Total Net Assets.
(b)	Variable or floating rate security.
(c)	The value of these securities was determined using significant unobservable inputs. These are reported as Level 3 securities in the Fair Value Hierarchy.
(d)	Restricted securities. These restricted securities, most of which are considered liquid by the Adviser, are not registered and may not be sold to the public. There are legal and/or contractual restrictions on resale. The Fund does not have the right to demand that such securities be registered. The values of these securities are determined by valuations provided by pricing services, brokers, dealers, market makers, or in good faith under policies adopted by authority of the Fund's Board of Trustees. The total value of these securities is $295,265,847, which represents 2.87% of Total Net Assets.

FPA New Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2025

(e)	Bank loans generally pay interest at rates which are periodically determined by reference to a base lending rate plus a premium. All loans carry a variable rate of interest. These base lending rates are generally (i) the Prime Rate offered by one or more major United States banks, (ii) the lending rate offered by one or more European banks such as the London Interbank Offered Rate (“LIBOR”), (iii) the Certificate of Deposit rate, or (iv) Secured Overnight Financing Rate (“SOFR”). Bank Loans, while exempt from registration, under the Securities Act of 1933, contain certain restrictions on resale and cannot be sold publicly. Floating rate bank loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy.
(f)	Security is in default.
(g)	As of September 30, 2025, the Fund had entered into commitments to fund various delayed draw debt-related investments. Such commitments are subject to the satisfaction of certain conditions set forth in the documents governing those investments and there can be no assurance that such conditions will be satisfied. See Note 8 of the Notes to Financial Statements for further information on these commitments and contingencies.
(h)	All or a portion of the loan is unfunded.
(i)	Payment-in-kind interest is generally paid by issuing additional par/shares of the security rather than paying cash.
(j)	Affiliated company.
(k)	The rate is the annualized seven-day yield at period end.
(l)	Treasury bill discount rate.

See accompanying Notes to Financial Statements.

FPA New Income Fund

STATEMENT OF ASSETS AND LIABILITIES

As of September 30, 2025

Assets:
Investments, at value (cost $9,939,205,843)	$10,083,138,548
Investments in affiliates, at value (cost $99,448,031)	171,726,832
Cash	2,287,351
Receivables:
Investment securities sold	957,830
Fund shares sold	9,514,126
Dividends and interest	39,745,235
Prepaid expenses	145,221
Total assets	10,307,515,143

Liabilities:
Payables:
Fund shares redeemed	14,217,441
Advisory fees	3,006,062
Shareholder servicing fees (Note 7)	1,037,077
Fund services fees	270,002
Shareholder reporting fees	79,438
Trustees' deferred compensation (Note 3)	36,400
Auditing fees	18,000
Trustees' fees and expenses	12,409
Chief Compliance Officer fees	7,567
Legal fees	3,315
Accrued other expenses	250,274
Total liabilities	18,937,985
Commitments and contingencies (Note 8)
Net Assets	$10,288,577,158

Components of Net Assets:
Capital Stock — par value $0.01 per share; authorized 1,500,000,000 shares; outstanding 1,020,139,947 shares	$10,746,278,566
Total distributable earnings (accumulated deficit)	(457,701,408)
Net Assets	$10,288,577,158

Maximum Offering Price per Share:
Investor Class Shares:
Net assets applicable to shares outstanding	$29,219,510
Shares of beneficial interest issued and outstanding	2,890,553
Redemption price per share	$10.11

Institutional Class Shares:
Net assets applicable to shares outstanding	$10,259,357,648
Shares of beneficial interest issued and outstanding	1,017,249,395
Redemption price per share	$10.09

See accompanying Notes to Financial Statements.

FPA New Income Fund

STATEMENT OF OPERATIONS

For the Year Ended September 30, 2025

Investment income:
Interest	$427,252,949
Dividends from affiliated issuers	3,806,420
Dividends	1,042,932
Total investment income	432,102,301

Expenses:
Advisory fees	45,361,090
Shareholder servicing fees - Investor Class (Note 7)	42,346
Shareholder servicing fees - Institutional Class (Note 7)	5,512,155
Fund services fees	1,260,338
Shareholder reporting fees	271,663
Registration fees	271,070
Trustees' fees and expenses	150,114
Miscellaneous	75,228
Insurance fees	73,678
Legal fees	66,885
Chief Compliance Officer fees	19,355
Auditing fees	19,000
Interest expense	6,940
Total expenses	53,129,862
Advisory fees waived and shareholder servicing fees reimbursed (Note 3 and 7)	(11,918,064)
Net expenses	41,211,798
Net investment income (loss)	390,890,503

Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	3,449,589
Total realized gain (loss)	3,449,589
Net change in unrealized appreciation (depreciation) on:
Investments	13,231,480
Investments in affiliated issuers	45,637,040
Net change in unrealized appreciation (depreciation)	58,868,520
Net realized and unrealized gain (loss)	62,318,109

Net Increase (Decrease) in Net Assets from Operations	$453,208,612

See accompanying Notes to Financial Statements.

FPA New Income Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Year Ended September 30, 2025	For the Year Ended September 30, 2024
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$390,890,503	$375,281,039
Total realized gain (loss) on investments and Investments in affiliated issuers - realized	3,449,589	(48,558,580)
Net change in unrealized appreciation (depreciation) on investments and Investments in affiliated issuers - unrealized	58,868,520	442,858,789
Net increase (decrease) in net assets resulting from operations	453,208,612	769,581,248

Distributions to Shareholders:
Distributions:
Investor Class	(653,513)	(70,719)[1]
Institutional Class	(369,436,565)	(348,540,473)[2]
Total distributions to shareholders	(370,090,078)	(348,611,192)

Capital Transactions:
Net proceeds from shares sold:
Investor Class	26,790,740	11,079,132	[1]
Institutional Class	3,275,851,451	2,465,183,765	[2]
Reinvestment of distributions:
Investor Class	525,220	45,135	[1]
Institutional Class	324,630,316	302,676,804	[2]
Cost of shares redeemed:
Investor Class	(8,512,295)	(1,169,168)[1]
Institutional Class	(2,170,166,498)	(2,261,511,387)[2]
Net increase (decrease) in net assets from capital transactions	1,449,118,934	516,304,28	[1]

Total increase (decrease) in net assets	1,532,237,468	937,274,337

Net Assets:
Beginning of period	8,756,339,690	7,819,065,353
End of period	$10,288,577,158	$8,756,339,690

Capital Share Transactions:
Shares sold:
Investor Class	2,689,720	1,117,131	[1]
Institutional Class	329,511,487	253,058,848	[2]
Shares reinvested:
Investor Class	52,771	4,518	[1]
Institutional Class	32,795,272	31,103,997	[2]
Shares redeemed:
Investor Class	(856,888)	(116,699)[1]
Institutional Class	(219,207,441)	(232,217,355)[2]
Net increase (decrease) in capital share transactions	144,984,921	52,950,440

[1]	The Investor Class commenced operations on April 30, 2024. The data shown reflects operations for the period April 30, 2024 to September 30, 2024.

[2]	All existing class of shares were designated as Institutional Class Shares, effective April 30, 2024. The ticker symbol for Institutional Class Shares remains "FPNIX".

See accompanying Notes to Financial Statements.

FPA New Income Fund

FINANCIAL HIGHLIGHTS

Investor Class

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Year Ended September 30,	For the Period Ended September 30,
	2025	2024[1]
Net asset value, beginning of period	$10.02	$9.63
Income from Investment Operations:
Net investment income (loss)[2]	0.42	0.18
Net realized and unrealized gain	0.06	0.37
Total from investment operations	0.48	0.55

Less Distributions:
From net investment income	(0.39)	(0.16)
Total distributions	(0.39)	(0.16)
Net asset value, end of period	$10.11	$10.02

Total return[3]	4.93%	5.80%[4]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$29,220	$10,072

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	0.77%[5]	0.78%[6]
After fees waived and expenses absorbed	0.55%[5,7]	0.55%[8]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	3.99%	4.15%[6]
After fees waived and expenses absorbed	4.21%	4.38%[6]

Portfolio turnover rate	41%	63%[4]

[1]	The Investor Class commenced operations on April 30, 2024. The data shown reflects operations for the period April 30, 2024 to September 30, 2024.

[2]	Based on average shares outstanding for the period.

[3]	Total returns would have been higher/lower had expenses not been recovered/waived and absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

[4]	Not annualized.

[5]	If interest expense had been excluded, the expense ratios would have been lowered by 0.00% for the year ended September 30, 2025.

[6]	Annualized.

[7]	The Adviser has contractually agreed to reimburse the Fund for Total Annual Fund Operating Expenses (excluding interest, taxes, brokerage fees and commissions payable by the Fund in connection with the purchase or sale of portfolio securities, and extraordinary expenses, including litigation expenses not incurred in the Fund's ordinary course of business) in excess of 0.554% of the average daily net assets of the Investor Class shares of the Fund from through January 31, 2026. This agreement may only be terminated earlier by the Fund's Board of Trustees (the "Board") or upon termination of the Advisory Agreement.

[8]	The Adviser has contractually agreed to reimburse the Fund for Total Annual Fund Operating Expenses (excluding interest, taxes, brokerage fees and commissions payable by the Fund in connection with the purchase or sale of portfolio securities, and extraordinary expenses, including litigation expenses not incurred in the Fund's ordinary course of business) in excess of 0.55% of the average daily net assets of the Investor Class shares of the Fund from inception through July 27, 2024, and in excess of 0.554% of the average daily net assets of the Investor Class shares of the Fund from July 28, 2024 through April 30, 2025. This agreement may only be terminated earlier by the Fund's Board of Trustees (the "Board") or upon termination of the Advisory Agreement.

See accompanying Notes to Financial Statements.

FPA New Income Fund

FINANCIAL HIGHLIGHTS

Institutional Class*

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Year Ended September 30,
	2025	2024	2023	2022[1]	2021[1]
Net asset value, beginning of period	$10.01	$9.51	$9.48	$10.02	$10.00
Income from Investment Operations:
Net investment income (loss)[2]	0.43	0.44	0.36	0.15	0.13
Net realized and unrealized gain (loss)	0.05	0.47	0.03	(0.53)	0.03
Total from investment operations	0.48	0.91	0.39	(0.38)	0.16

Less Distributions:
From net investment income	(0.40)	(0.41)	(0.36)	(0.16)	(0.14)
Total distributions	(0.40)	(0.41)	(0.36)	(0.16)	(0.14)
Net asset value, end of period	$10.09	$10.01	$9.51	$9.48	$10.02

Total return[3]	5.00%	9.74%	4.21%	(3.87)%	1.56%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$10,259,358	$8,746,268	$7,819,065	$9,465,665	$11,944,191

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	0.59%[4]	0.58%	0.59%	0.59%	0.58%
After fees waived and expenses absorbed	0.45%[4,5]	0.45%[6]	0.45%	0.46%	0.48%
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	4.17%	4.35%	3.59%	1.43%	1.18%
After fees waived and expenses absorbed	4.31%	4.48%	3.73%	1.56%	1.28%

Portfolio turnover rate	41%	63%	50%	103%	81%

*	All existing class of shares were designated as Institutional Class Shares, effective April 30, 2024. The ticker symbol for Institutional Class Shares remains "FPNIX".

[1]	Audits performed for the fiscal years indicated by the Fund's previous auditor, Ernst & Young LLP.

[2]	Based on average shares outstanding for the period.

[3]	Total returns would have been higher/lower had expenses not been recovered/waived and absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

[4]	If interest expense had been excluded, the expense ratios would have been lowered by 0.00% for the year ended September 30, 2025.

[5]	The Adviser has contractually agreed to reimburse the Fund for Total Annual Fund Operating Expenses (excluding interest, taxes, brokerage fees and commissions payable by the Fund in connection with the purchase or sale of portfolio securities, and extraordinary expenses, including litigation expenses not incurred in the Fund's ordinary course of business) in excess of 0.454% of the average daily net assets of the Institutional Class shares of the Fund from through January 31, 2026. This agreement may only be terminated earlier by the Fund's Board of Trustees (the "Board") or upon termination of the Advisory Agreement.

[6]	The Adviser has contractually agreed to reimburse the Fund for Total Annual Fund Operating Expenses (excluding interest, taxes, brokerage fees and commissions payable by the Fund in connection with the purchase or sale of portfolio securities, and extraordinary expenses, including litigation expenses not incurred in the Fund's ordinary course of business) in excess of 0.45% of the average daily net assets of the Institutional Class shares of the Fund through July 27, 2024, and in excess of 0.454% of the average daily net assets of the Institutional Class shares of the Fund from July 28, 2024 through April 30, 2025. This agreement may only be terminated earlier by the Fund's Board of Trustees (the "Board") or upon termination of the Advisory Agreement.

See accompanying Notes to Financial Statements.

FPA New Income Fund

NOTES TO FINANCIAL STATEMENTS

September 30, 2025

Note 1 – Organization

FPA New Income Fund (the “Fund”) is a diversified series of Investment Managers Series Trust III, (formerly, FPA Funds Trust), (the “Trust”), which is registered as an open-end management company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s primary investment objective is to seek current income and long-term total return taking into consideration capital preservation. First Pacific Advisors, LP (the “Adviser”) has served as the Fund’s investment adviser since July 11, 1984.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services— Investment Companies”.

The Fund is deemed to be an individual reporting segment and is not part of a consolidated reporting entity. The objective and strategy of the Fund is used by the Adviser to make investment decisions, and the results of the operations, as shown on the Statements of Operations and the financial highlights for the Fund is the information utilized for the day-to-day management of the Fund. The Fund is party to the expense agreements as disclosed in the Notes to the Financial Statements and there are no resources allocated to a Fund based on performance measurements. The management of the Fund’s Adviser is deemed to be the Chief Operating Decision Maker with respect to the Fund's investment decisions.

Note 2 – Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments

The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if the last-quoted sales price is not readily available, the securities will be valued at the last bid or the mean between the last available bid and ask price. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Debt securities are valued by utilizing a price supplied by independent pricing service providers. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale). The Board of Trustees has designated the Adviser as the Fund’s valuation designee (the “Valuation Designee”) to make all fair value determinations with respect to the Fund’s portfolio investments, subject to the Board’s oversight. As the Valuation Designee, the Adviser has adopted and implemented policies and procedures to be followed when the Fund must utilize fair value pricing.

(b) Investment Transactions, Investment Income and Expenses

Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Withholding taxes on foreign dividends, if applicable, are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Statement of Operations. Withholding tax reclaims are filed in certain countries to recover a portion of the amounts previously withheld. The Fund records a reclaim receivable based on a number of factors, including a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention. Discounts on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method. Premiums for callable debt securities are amortized to the earliest call date, if the call price was less than the purchase price. If the call price was not at par and the security was not called, the security is amortized to the next call price and date. Income and expenses of the Fund are allocated on a pro rata basis to each class of shares relative net assets, except for distribution and service fees which are unique to each class of shares relative net assets. Expenses incurred by the Trust with respect to more than one fund are allocated in proportion to the net assets of each fund except where allocation of direct expenses to each fund or an alternative allocation method can be more appropriately made.

FPA New Income Fund

NOTES TO FINANCIAL STATEMENTS - Continued

September 30, 2025

(c) Mortgage-Backed Securities

The Fund may invest in mortgage-backed securities ("MBS"), representing direct or indirect interests in pools of underlying residential or commercial mortgage loans that are secured by real property. These securities provide investors with payments consisting of both principal and interest as the mortgages in the underlying mortgage pools are paid.

The timely payment of principal and interest (but not the market value) on MBS issued or guaranteed by Ginnie Mae (formally known as the Government National Mortgage Association or GNMA) is backed by Ginnie Mae and the full faith and credit of the US government. Obligations issued by Fannie Mae (formally known as the Federal National Mortgage Association or FNMA) and Freddie Mac (formally known as the Federal Home Loan Mortgage Corporation or FHLMC) are historically supported only by the credit of the issuer, but currently are guaranteed by the US government in connection with such agencies being placed temporarily into conservatorship by the US government. Some MBS are sponsored or issued by private entities. Payments of principal and interest (but not the market value) of such private MBS may be supported by pools of residential or commercial mortgage loans or other MBS that are guaranteed, directly or indirectly, by the US government or one of its agencies or instrumentalities, or they may be issued without any government guarantee of the underlying mortgage assets but may contain some form of non-government credit enhancement.

Collateralized mortgage obligations ("CMO") are a type of MBS. A CMO is a debt security that may be collateralized by whole mortgage loans or mortgage pass-through securities. The mortgage loans or mortgage pass-through securities are divided into classes or tranches with each class having its own characteristics. Investors typically receive payments out of the interest and principal on the underlying mortgages. The portions of these payments that investors receive, as well as the priority of their rights to receive payments, are determined by the specific terms of the CMO class.

The yield characteristics of MBS differ from those of traditional debt securities. Among the major differences are that interest and principal payments are made more frequently, usually monthly, and that principal may be prepaid at any time because the underlying mortgage loans or other obligations generally may be prepaid at any time. Prepayments on a pool of mortgage loans are influenced by a variety of economic, geographic, social and other factors. Generally, prepayments on fixed-rate mortgage loans will increase during a period of falling interest rates and decrease during a period of rising interest rates. Certain classes of CMOs and other MBS are structured in a manner that makes them extremely sensitive to changes in prepayment rates.

(d) Federal Income Taxes

The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of their net investment income and any net realized gains to their shareholders. Therefore, no provision is made for federal income or excise taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Fund.

FPA New Income Fund

NOTES TO FINANCIAL STATEMENTS - Continued

September 30, 2025

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.

The Income Tax Statement requires management of the Fund to analyze tax positions taken in the prior three open tax years, if any, and tax positions expected to be taken in the Fund's current tax year, as defined by the IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of September 30, 2025 and during the prior three open tax years, the Fund did not have a liability for any unrecognized tax benefits. The Fund has no examinations in progress and is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(e) Distributions to Shareholders

The Fund will make distributions of net investment income monthly and net capital gains, if any, at least annually. Distributions to shareholders are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes.

(f) Illiquid Securities

Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a Liquidity Risk Management Program (“LRMP”) that requires, among other things, that the Fund limits its illiquid investments that are assets to no more than 15% of net assets. An illiquid investment is any security which may not reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. If the Adviser, at any time determines that the value of illiquid securities held by the Fund exceeds 15% of its net asset value, the Adviser will take such steps as it considers appropriate to reduce them as soon as reasonably practicable in accordance with the Fund’s written LRMP.

(g) Use of Estimates

The presentation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

(h) Stripped Mortgage-Backed Interest Only (“I/O”) and Principal Only (“P/O”) Securities

Stripped mortgage-backed securities are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. In certain cases, one class will receive all of the interest payments on the underlying mortgages (the I/O class), while the other class will receive all of the principal payments (the P/O class). The Fund currently has investments in I/O securities. The yield to maturity on I/Os is sensitive to the rate of principal repayments (including prepayments) on the related underlying mortgage assets, and principal payments may have a material effect on yield-to-maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, a Fund may not fully recoup its initial investment in I/Os.

FPA New Income Fund

NOTES TO FINANCIAL STATEMENTS - Continued

September 30, 2025

(i) Credit Risk

Debt securities are subject to credit risk, meaning that the issuer of the debt security may default or fail to make timely payments of principal or interest. The values of any of the Fund's investments may also decline in response to events affecting the issuer or its credit rating. The lower rated debt securities in which the Fund may invest are considered speculative and are generally subject to greater volatility and risk of loss than investment grade securities, particularly in deteriorating economic conditions. The Fund invests a significant portion of its assets in securities of issuers that hold mortgage-and asset-backed securities and direct investments in securities backed by commercial and residential mortgage loans and other financial assets. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults. Continuing shifts in the market's perception of credit quality on securities backed by commercial and residential mortgage loans and other financial assets may result in increased volatility of market price and periods of illiquidity that can negatively impact the valuation of certain securities held by the Fund.

Note 3 – Investment Advisory and Other Agreements

The Trust, on behalf of the Fund, entered into an Investment Advisory Agreement (the “Agreement”) with the Adviser. Under the terms of the Agreement, the Fund pays a monthly investment advisory fee to the Adviser at the annual rate of 0.50% of the Fund’s average daily net assets. In addition, the Adviser has voluntarily agreed to waive the advisory fee it receives from the Fund by 0.046% through January 31, 2026 of the Fund’s average daily net assets. The Adviser will not seek recoupment of the advisory fees voluntarily waived.

The Adviser has contractually agreed to reimburse the Fund for Total Annual Fund Operating Expenses (excluding interest, taxes, brokerage fees and commissions payable by the Fund in connection with the purchase or sale of portfolio securities, and extraordinary expenses, including litigation expenses not incurred in the Fund's ordinary course of business) in excess of 0.454% of the average daily net assets of the Institutional Class shares of the Fund through January 31, 2026, and in excess of 0.554% of the average daily net assets of the Investor Class shares of the Fund through January 31, 2026. This agreement may only be terminated earlier by the Fund’s Board of Trustees (the “Board”) or upon termination of the Agreement. For the year ended September 30, 2025, the Adviser waived a portion of its advisory fees totaling $6,380,556.

UMBFS serves as the Fund’s fund accountant, transfer agent and co-administrator; and Mutual Fund Administration, LLC (“MFAC”) serves as the Fund’s other co-administrator. UMB Bank, n.a., an affiliate of UMBFS, serves as the Fund’s custodian. The Fund’s allocated fees incurred for fund accounting, fund administration, transfer agency and custody services for the year ended September 30, 2025, are reported as “Fund services fees” on the Statement of Operations.

Distribution Services, LLC, serves as the Fund’s distributor (the “Distributor”). Prior to December 6, 2024, UMB Distribution Services, LLC ("UMB Distribution Services"), a wholly owned subsidiary of UMBFS, served as the Fund's distributor. The Distributor does not receive compensation from the Fund for its distribution services; The Adviser pays the Distributor a fee for its distribution-related services.

Dziura Compliance Consulting, LLC provides Chief Compliance Officer (“CCO”) services to the Trust. The Fund’s allocated fees incurred for CCO services for the year ended September 30, 2025 are reported on the Statement of Operations.

FPA New Income Fund

NOTES TO FINANCIAL STATEMENTS - Continued

September 30, 2025

Certain trustees and officers of the Trust are employees of UMBFS, MFAC or the Adviser. The Fund does not compensate trustees and officers affiliated with the Fund’s co-administrators or the Adviser. For the year ended September 30, 2025, the Fund’s allocated fees incurred to Trustees of the Trust who are not “interested persons” of the Trust, as that term is defined in the 1940 Act (collectively, the “Independent Trustees”) are reported on the Statement of Operations.

The Fund's Board of Trustees has adopted a Deferred Compensation Plan (the “Plan”) for the Independent Trustees that enables Trustees to elect to receive payment in cash or the option to defer some or all of their fees. If a trustee elects to defer payment, the Plan provides for the creation of a deferred payment account. A Trustee’s deferred fees are deemed to be invested in designated mutual funds available under the Plan. The Fund's liability for these amounts is adjusted for market value changes in the invested fund and remains a liability to the Fund until distributed in accordance with the Plan. The Trustees Deferred compensation liability under the Plan constitutes a general unsecured obligation of the Fund and is disclosed in the Statement of Assets and Liabilities. Contributions made under the plan and the change in unrealized appreciation/depreciation and income are included in the Trustees' fees and expenses in the Statement of Operations.

Note 4 – Federal Income Taxes

At September 30, 2025, gross unrealized appreciation/(depreciation) of investments, based on cost for federal income tax purposes were as follows:

Cost of investments	$10,039,085,924

Gross unrealized appreciation	$286,989,865
Gross unrealized depreciation	(71,210,409)

Net unrealized appreciation/(depreciation)	$215,779,456

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

GAAP requires that certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on net asset value per share. For the year ended September 30, 2025, permanent differences in book and tax accounting have been reclassified to paid in capital and total distributable earnings as follows:

Increase (Decrease)
Paid in Capital	Distributable Earnings
-	-

FPA New Income Fund

NOTES TO FINANCIAL STATEMENTS - Continued

September 30, 2025

As of September 30, 2025, the components of accumulated earnings on a tax basis were as follows:

Undistributed ordinary income	37,616,066
Undistributed long-term capital gains	-
Tax accumulated earnings	37,616,066

Accumulated capital and other losses	(717,829,020)
Grantor Trust Basis Adjustments	6,732,090
Unrealized appreciation on investments	215,779,456
Total accumulated earnings (deficit)	$(457,701,408)

The tax character of the distributions paid during the fiscal years ended September 30, 2025 and September 30, 2024 were as follows:

Distributions paid from:	9/30/2025	9/30/2024
Ordinary Income	$370,090,078	$348,611,192
Net long term capital gains	-	-
Return of capital	-	-
Total distributions paid	$370,090,078	$348,611,192

As of September 30, 2025, the Fund had non-expiring capital loss carryforwards as follows:

Short-term	$(305,394,187)
Long-term	(412,414,529)
$(717,808,716)

During the tax year ended September 30, 2025, the Fund utilized $0 of short-term and $0 of long-term non-expiring capital loss carryforwards, respectively.

Note 5 – Investment Transactions

For the year ended September 30, 2025, purchases and sales of investments, excluding short-term investments, were $4,708,113,056 and $3,532,535,435, respectively.

Note 6 – Indemnifications

In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss to be remote.

Note 7 – Shareholder Servicing Plan

Pursuant to the Shareholder Service Plan adopted by the Board, on behalf of the Fund, the Fund may pay a fee at an annual rate of up to 0.10% and 0.25% of its average daily net assets attributable to the Institutional Class and Investor Class shares of the Fund, respectively. The Fund does not pay these service fees on shares purchased directly. In addition, the Adviser may, at its own expense, pay financial representatives and/or shareholder servicing agents for these services. Such fees are reported on the Statement of Operations. For the year ended September 30, 2025, Adviser reimbursed shareholder service fee of $5,512,155 and $25,353 for Institutional Class shares and Investor Class shares, respectively.

FPA New Income Fund

NOTES TO FINANCIAL STATEMENTS - Continued

September 30, 2025

Note 8 – Commitments and Contingencies

The Fund may enter into unfunded loan commitments. Unfunded loan commitments may be partially or wholly unfunded. During the contractual period, the Fund is obliged to provide funding to the borrower upon demand. Unfunded loan commitments are fair valued in accordance with the valuation policy described in Note 2(a) and unrealized appreciation or depreciation, if any, is recorded on the Statement of Assets and Liabilities. As of September 30, 2025, the total unfunded amount was 0.10% of the Fund’s net assets.

As of September 30, 2025, the Fund had the following unfunded loan commitments outstanding:

Loan	Principal	Cost	Value	Unrealized Appreciation/ (Depreciation)	Unfunded Commitment
Lealand Finance Super Senior Exit LC	$9,783,645	$(11,922)	$(978,365)	$(966,443)	$9,783,645

Note 9 – Fair Value Measurements and Disclosure

Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad Levels as described below:

●	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

●	Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

●	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

FPA New Income Fund

NOTES TO FINANCIAL STATEMENTS - Continued

September 30, 2025

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of September 30, 2025, in valuing the Fund’s assets carried at fair value:

Investments	Level 1	Level 2	Level 3	Total
Asset-Backed Securities
Auto	$-	$653,205,104	$-	$653,205,104
Collateralized Loan Obligation	-	320,977,225	-	320,977,225
Equipment	-	1,112,391,128	7,864,954	1,120,256,082
Other	-	802,289,060	-	802,289,060
Commercial Mortgage-Backed Securities
Agency	-	1,272,347,761	-	1,272,347,761
Agency Stripped	-	28,042,195	-	28,042,195
Non-Agency	-	236,684,432	-	236,684,432
Corporate Bank Debt	-	-	18,577,645	18,577,645
Corporate Bonds
Communications	-	5,917,594	-	5,917,594
Financials	-	79,773,873	81,414,000	161,187,873
Health Care	-	9,226,635		9,226,635
Residential Mortgage-Backed Securities
Agency Collateralized Mortgage Obligation	-	73,645,311	-	73,645,311
Agency Pool Adjustable Rate	-	155,373,793	-	155,373,793
Agency Pool Fixed Rate	-	2,108,561,676	-	2,108,561,676
Non-Agency Collateralized Mortgage Obligation	-	659,031,337	-	659,031,337
U.S. Treasury Notes & Bonds	-	1,760,470,729	-	1,760,470,729
Common Stocks
Metals & Mining	-	-	49,921,392	49,921,392
Real Estate Services	6,455,781	-	-	6,455,781
Transportation & Logistics	-	-	121,805,440	121,805,440
Short-Term Investments	18,085,493	672,802,822	-	690,888,315
	$24,541,274	$9,950,740,675	$279,583,431	$10,254,865,380

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining value:

	Asset-Backed Securities	Common Stocks	Corporate Bank Debt	Corporate Bonds	Residential Mortgage-Backed Securities
Balance as of September 30, 2024	$9,745,908	$126,049,792	$14,265,059	$81,414,000	$4,166,581
Transfers into Level 3 during the period	-	-	-	-	-
Transfers out of Level 3 during the period	-	-	-	-	(7,591,488)
Total realized gain/(loss)	1,368	-	(654,228)	-	79,501
Total unrealized appreciation/(depreciation)	798,919	45,637,040	5,279,022	-	16,875
Return of capital	-	40,000	-	-	-
Amortization of Discount (Amortization of Premium)	-	-	42,867	-	18,225
Net purchases	-	-	10,608	-	4,076,766
Net sales	(2,681,241)	-	(365,683)	-	(766,460)
Balance as of September 30, 2025	$7,864,954	$171,726,832	$18,577,645	$81,414,000	$-

FPA New Income Fund

NOTES TO FINANCIAL STATEMENTS - Continued

September 30, 2025

The following table presents additional quantitative information about valuation methodologies and inputs used for investments that are measured at fair value and categorized within Level 3 as of September 30, 2025:

Asset Class	Fair Value September 30, 2025	Valuation Methodologies	Unobservable Input	Input Range/Value	Valuation Weighted Average of Input	Impact to Valuation From an Increase in Input(1)
Asset-Backed Securities - Equipment	$7,864,954	Third-Party Broker Quote(2)	Quotes/Prices	$93.00	$93.00	Increase
Common Stocks	$121,805,440	Pricing Model(3)	Quotes/Prices	$32.00	$32.00	Increase
	$49,921,392	Pricing Model(4)	Transaction Terms	$1.25	$1.25	Increase
Corporate Bank Debt	$19,553,357	Third-Party Broker Quote(2)	Quotes/Prices	$79.00 - $100.54	$100.24	Increase
	$2,653	Pricing Model(5)	Residual Value	$0.01	$0.01	Increase
	$(978,365)	Pricing Model(6)	Quotes/Prices	$90.00	$90.00	Increase
Corporate Bonds	$81,414,000	Pricing Model(7)	Cost	$100.00	$100.00	Decrease

(1)	This column represents the directional change in the fair value of the Level 3 investments that would result from an increase to the corresponding unobservable input. A decrease to the unobservable input would have the opposite effect.
(2)	The Third Party Broker Quote technique involves obtaining an independent third-party broker quote for the security.
(3)	The Pricing Model technique for Level 3 securities involves the last reported trade in the security.
(4)	The Pricing Model technique for Level 3 securities involves the terms of a completed third-party acquisition of the company. If the financial condition of the underlying assets were to deteriorate, or if the market comparables were to fall, the value of the investment could be lower.
(5)	The Pricing Model technique for Level 3 securities involves evaluation of the residual value of a term loan that is pending any final liquidation distributions from the bankruptcy trustee.
(6)	The Pricing Model technique for Level 3 securities involves recently quoted funding prices of the security.
(7)	The fair value of the investment is based on the initial purchase price or more recent capital activity. If the financial condition of the underlying assets were to deteriorate, or if the market comparables were to fall, the value of the investment could be lower.

Note 10 – Investments in Affiliated Issuers

An affiliated issuer is an entity in which the Fund has ownership of a least 5% of the voting securities. Issuers that are affiliates of the Fund at period-end are noted in the Fund’s Schedule of Investments. Additional security purchases and the reduction of certain securities shares outstanding of existing portfolio holdings that were not considered affiliated in prior years may result in the Fund owning in excess of 5% of the outstanding shares at period-end. The table below reflects transactions during the period with entities that are affiliates as of September 30, 2025 and may include acquisitions of new investments, prior year holdings that became affiliated during the period and prior period affiliated holdings that are no longer affiliated as of period-end:

Security Description	Shares Held as of September 30, 2024	Beginning Value as of September 30, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss) on Sales Affiliated Investment	Return of Capital	Change in Unrealized Appreciation (Depreciation)	Transfer In (Out)	Ending Value as of September 30, 2025	Shares as of September 30, 2025	Dividend Income From Affiliated Investments
AIPCF VIII A-BL Aggregator Cayman LP Restricted	39,831,957	$49,921,392	$-	$-	$-	$40,000	$(40,000)	$-	$49,921,392	39,831,957	$-
PHI Group, Inc.	3,806,420	76,128,400	-	-	-	-	45,677,040	-	$121,805,440	3,806,420	3,806,420
Total		$126,049,792	$-	$-	$-	$40,000	$45,637,040	$-	$171,726,832		$3,806,420

Note 11 – Restricted Securities

Restricted securities include securities that have not been registered under the Securities Act of 1933, as amended, and securities that are subject to restrictions on resale. The Fund may invest in restricted securities that are consistent with the Fund’s investment objective and investment strategies. Investments in restricted securities are valued at net asset value as a practical expedient for fair value, or fair value as determined in good faith in accordance with procedures adopted by the Board. It is possible that the estimated value may differ significantly from the amount that might ultimately be realized in the near term, and the difference could be material.

FPA New Income Fund

NOTES TO FINANCIAL STATEMENTS - Continued

September 30, 2025

As of September 30, 2025, the Fund invested in the following restricted securities:

Issuer	Initial Acquisition Date	Cost	Fair Value	Fair Value as a % of Net Assets
AIPCF VIII A-BL Aggregator Cayman LP	4/18/2024	$68,316,627	$49,921,392	0.49%
Apollo Debt Solution BDC Senior Notes, 8.620%, 9/28/2028	8/10/2023	26,023,000	26,023,000	0.25%
Capstone Acquisition Holdings, Inc. Term Loan, 8.763% (1-Month Term SOFR+460 basis points),11/12/2029	11/12/2020	19,060,998	19,273,269	0.19%
Copper Property CTL Pass Through Trust	10/6/2017	25,752,396	6,455,781	0.06%
Heartland Dental LLC/Heartland Dental Finance Corp., 10.500% (1-Month Term SOFR+500 basis points), 4/30/2028	5/25/2023	8,623,088	9,226,635	0.09%
Hlend Senior Notes, 8.170%, 3/15/2028	2/16/2023	42,500,000	42,500,000	0.41%
JC Penney Corp., Inc., 5.568% (3-Month USD Libor+425 basis points), 6/23/2027	2/3/2021	-	2,653	0.00%
Lealand Finance Company B.V. Senior Exit LC, 5.250%, 6/30/2027	2/28/2020	(11,922)	(978,365)	-0.01%
McDermott Technology Americas, Inc., 8.278%, (1-Month Term SOFR+400 basis points), 12/31/2027	3/25/2024	196,946	280,088	0.00%
OCREDIT BDC Senior Notes, 7.770%, 3/07/2029	2/22/2024	12,891,000	12,891,000	0.13%
PHI Group, Inc.	8/19/2019	31,131,405	121,805,440	1.18%
Prop 2017-1A, 5.300%, 03/15/2042	2/9/2017	8,452,626	7,864,954	0.08%
		$242,936,164	$295,265,847	2.87%

Note 12 – Market Disruption and Geopolitical Risks

Certain local, regional, or global events such as war, acts of terrorism, the spread of infectious illness and/or other public health issues, financial institution instability or other events may have a significant impact on a security or instrument. These types of events and others like them are collectively referred to as “Market Disruptions and Geopolitical Risks” and they may have adverse impacts on the worldwide economy, as well as the economies of individual countries, the financial health of individual companies and the market in general in significant and unforeseen ways. Some of the impacts noted in recent times include but are not limited to embargos, political actions, supply chain disruptions, tariffs, bank failures, restrictions to investment and/or monetary movement including the forced selling of securities or the inability to participate impacted markets. The duration of these events could adversely affect the Fund’s performance, the performance of the securities in which the Funds invests and may lead to losses on your investment. The ultimate impact of “Market Disruptions and Geopolitical Risks” on the financial performance of the Fund’s investments is not reasonably estimable at this time. Management is actively monitoring these events.

Note 13 – New Accounting Pronouncements

In November 2023, the FASB issued ASU 2023-07, “Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”),” which enhances disclosure requirements about significant segment expenses that are regularly provided to the chief operating decision maker (the “CODM”). ASU 2023-07, among other things, (i) requires a single segment public entity to provide all of the disclosures as required by Topic 280, (ii) requires a public entity to disclose the title and position of the CODM and an explanation of how the CODM uses the reported measure(s) of segment profit or loss in assessing segment performance and deciding how to allocate resources and (iii) provides the ability for a public entity to elect more than one performance measure. ASU 2023-07 is effective for fiscal years beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024. Management has evaluated the impact of applying ASU 2023-07, and the Fund has adopted the ASU during the reporting period. The adoption of the ASU does not have a material impact on the financial statements. Required disclosure is included in Note 1.

In December 2023, the FASB issued Accounting Standards Updated 2023-09 (“ASU 2023-09”), Income Taxes (Topic 740) Improvements to Income Tax Disclosures, which amends quantitative and qualitative income tax disclosure requirements in order to increase disclosure consistency, bifurcate income tax information by jurisdiction and remove information that is no longer beneficial. ASU 2023-09 is effective for annual periods beginning after December 15, 2024, and early adoption is permitted. Fund Management is evaluating the impacts of these changes on the Funds financial statements.

FPA New Income Fund

NOTES TO FINANCIAL STATEMENTS - Continued

September 30, 2025

Note 14 – Events Subsequent to the Fiscal Period End

The Fund has adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. Management has evaluated the Fund’s related events and transactions that occurred through the date of issuance of the Fund’s financial statements.

There were no events or transactions that occurred during this period that materially impacted the amounts or disclosures in the Fund’s financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of

Investment Managers Series Trust III

and the Shareholders of the FPA New Income Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of the FPA New Income Fund (the “Fund”), a series of Investment Managers Series Trust III, including the schedule of investments, as of September 30, 2025, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and financial highlights for each of the three years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of September 30, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

The financial highlights for each of the two years in the period ended September 30, 2022, were audited by other auditors, whose report dated November 28, 2022 expressed an unqualified opinion on those financial highlights.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB. We have served as the auditor of the Fund since 2023.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of September 30, 2025 by correspondence with the custodian, agent banks, and brokers or by other appropriate auditing procedures where replies were not received. We believe that our audits provide a reasonable basis for our opinion.

TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania

November 26, 2025

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not Applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not Applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

This information is included in Item 7, as part of the financial statements.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Board Consideration of Investment Advisory Agreement

At an in-person meeting held on April 22, 2025, the Board of Trustees (the “Board”) of Investment Managers Series Trust III (the “Trust”), including the trustees who are not “interested persons” of the Trust (the “Independent Trustees”) as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), reviewed and unanimously approved the renewal of the investment advisory agreement (the “Advisory Agreement”) between the Trust and First Pacific Advisors, LP (the “Advisor”) with respect to the FPA New Income Fund series of the Trust (the “Fund”) for an additional one-year period from when it otherwise would expire. In approving the renewal of the Advisory Agreement, the Board, including the Independent Trustees, determined that such renewal was in the best interests of the Fund and its shareholders.

Background

In advance of the meeting, the Board received information about the Fund and the Advisory Agreement from the Advisor and from Mutual Fund Administration, LLC and UMB Fund Services, Inc., the Trust’s co-administrators, certain portions of which are discussed below. The materials, among other things, included information about the Advisor’s organization and financial condition; information regarding the background, experience, and compensation structure of relevant personnel providing services to the Fund; information about the Advisor’s compliance policies and procedures, disaster recovery and contingency planning, and policies with respect to portfolio execution and trading; information regarding the profitability of the Advisor’s overall relationship with the Fund; reports comparing the performance of the Fund with returns of the Bloomberg U.S. Aggregate Bond Index (the “Bloomberg Index”), the Consumer Price Index (“CPI”) + 100 basis points, and a group of comparable funds (the “Peer Group”) selected by Broadridge Financial Solutions, Inc. from Morningstar, Inc.’s Short-Term Bond category (the “Fund Universe”) for the one-, three-, five-, and ten-year periods ended December 31, 2024; and reports comparing the investment advisory fee and total expenses of the Fund with those of the Peer Group and Fund Universe. The Board also received a memorandum from legal counsel to the Trust and the Independent Trustees discussing the legal standards under the 1940 Act and other applicable law for their consideration of the proposed renewal of the Advisory Agreement. In addition, the Board considered information reviewed by the Board during the year at other Board and Board committee meetings.

In renewing the Advisory Agreement, the Independent Trustees met separately in an executive session prior to the meeting with the Board to consider the Advisory Agreement, including the items discussed below, and were represented by their legal counsel with respect to the matters considered. The Board, including all of the Independent Trustees, then met and also considered a variety of factors for renewal of the Advisory Agreement, including those discussed below. In their deliberations, the Board and the Independent Trustees did not identify any particular factor that was controlling, and each Trustee may have attributed different weights to the various factors.

Nature, Extent, and Quality of Services

With respect to the performance results of the Fund, the meeting materials indicated that the Fund’s annualized total return for the three-year period was above the Peer Group and Fund Universe median returns and the Bloomberg Index return, but below the CPI + 100 basis points by 2.35%. For the five-year period, the Fund’s annualized total return was above the Fund Universe median return and the Bloomberg Index return, and was the same as the Peer Group median return, but was below the CPI + 100 basis points by 2.85%. The Fund’s annualized total return for the ten-year period was above the Fund Universe median return and the Bloomberg Index return, but below the Peer Group median return by 0.10% and the CPI + 100 basis points by 1.71%. For the one-year period, the Fund’s total return was above the Bloomberg Index return and the CPI + 100 basis points, but below the Fund Universe and Peer Group median returns by 0.54% and 1.07%, respectively. The Trustees noted the Advisor’s assertion that the Fund’s underperformance in comparison to the CPI + 100 basis points over the three-and five-year periods was due to the Advisor’s unwillingness to take on uncompensated risk coupled with unexpectedly high inflation over the past few years. The Trustees also considered the Advisor’s belief that the Fund’s underperformance relative to the Peer Group over the ten-year period was primarily due to the Fund’s conservative positioning during the extended low interest rate environment. The Trustees also observed that Morningstar upgraded the Fund’s rating to Silver in July 2024.

The Board also considered the overall quality of services provided by the Advisor to the Fund. In doing so, the Board considered the Advisor’s specific responsibilities in day-to-day management and oversight of the Fund, as well as the qualifications, experience, and responsibilities of the personnel involved in the activities of the Fund. The Board also considered the overall quality of the organization and operations of the Advisor, as well as its compliance structure. The Board and the Independent Trustees concluded that based on the various factors they had reviewed, the nature, overall quality, and extent of the management and oversight services provided by the Advisor to the Fund were satisfactory.

Advisory Fee and Expense Ratio

With respect to the advisory fee paid by the Fund, the meeting materials indicated that the Fund’s annual investment advisory fee (gross of fee waivers) was above the Peer Group and Fund Universe medians by 0.18% and 0.20%, respectively. The Trustees observed that the Advisor has been waiving fees since 2016. The Trustees noted that the Fund’s advisory fee was higher than the fees that the Advisor charges to manage separate accounts for institutional investors with similar objectives and policies as the Fund. The Trustees observed, however, that management of mutual fund assets requires compliance with certain requirements under the 1940 Act that do not apply to the institutional separate accounts that the Advisor manages, and noted the differences between the services provided by the Advisor to the Fund and those provided to the institutional separate accounts. The Trustees also noted that the Fund’s advisory fee was among the lowest of the advisory fees paid by other series of the Trust managed by the Advisor.

The annual total expenses paid by the Fund (net of fee waivers) for the Fund’s most recent fiscal year were the same as the Peer Group median, but slightly above the Fund Universe median by 0.01%. The Trustees considered that the Fund’s total net expenses were not in the highest quartile of funds in the Peer Group or the Fund Universe.

The Board and the Independent Trustees concluded that based on the factors they had reviewed, the compensation payable to the Advisor under the Advisory Agreement was fair and reasonable in light of the nature and quality of the services the Advisor provides to the Fund.

Advisor Profitability and Costs

The Board and the Independent Trustees considered information provided by the Advisor regarding the Advisor’s costs in providing services to the Fund, the profitability of the Advisor, and the benefits to the Advisor from its relationship with the Fund. The Independent Trustees reviewed and considered the Advisor’s representations regarding its assumptions and methods of allocating certain costs, such as personnel costs, which constitute the Advisor’s largest operating cost, and overhead costs with respect to the provision of investment advisory services. The Independent Trustees discussed with the Advisor the general process through which individuals’ compensation is determined and then reviewed by the management committee of the Advisor, as well as the Advisor’s methods for determining that its compensation levels are set at appropriate levels to attract and retain the personnel necessary to provide high quality professional investment advice. The Independent Trustees recognized that the Advisor is entitled under the law to earn a reasonable level of profits for the services that it provides to the Fund. The Board observed that the Advisor had waived a significant portion of its advisory fee with respect to the Fund. Recognizing the difficulty in evaluating an investment advisor’s profitability with respect to the funds it manages in the context of an advisor with multiple lines of business, and noting that other profitability methodologies might also be reasonable, the Board and the Independent Trustees concluded that the profits of the Advisor from its relationship with the Fund were reasonable.

Economies of Scale

The Board and the Independent Trustees considered, and discussed with the Advisor, whether there have been economies of scale with respect to the management of the Fund, whether the Fund has appropriately benefited from any economies of scale, and whether the advisory fee rate is reasonable in relation to the Fund’s asset levels and any economies of scale that may exist. The Independent Trustees also considered the Advisor’s representation that its internal costs of providing investment management services to the Fund have increased in recent years as a result of a number of factors, including the ongoing and growing complexity of the Fund’s investments, as well as the Advisor’s investment in building a highly-seasoned trading, compliance, valuation, client service and operations staff to support the Advisor’s investment teams. The Trustees also noted the Advisor’s representation that it would continue making such investments in its personnel, systems, and facilities in an effort to maintain and increase the level and quality of services that it provides to the Fund. The Trustees also considered the Advisor’s willingness to close funds to new investors when it believes that a fund has limited capacity to grow or when it otherwise would be detrimental to fund shareholders.

The Independent Trustees recognized that the advisory fee schedule for the Fund does not have any breakpoints. They considered that many registered funds have breakpoints in the advisory fee structure as a means by which to share in the benefits of potential economies of scale as a fund’s assets grow. They also considered that not all funds have breakpoints in their fee structures and that breakpoints are not the exclusive means of sharing potential economies of scale. The Independent Trustees considered the Advisor’s statement that it believes that breakpoints are currently not warranted for the Fund given the ongoing investments the Advisor is making in its business for the benefit of the Fund, the increases in compensation paid to attract and retain high quality investment professionals, uncertainties regarding the direction of the economy, and uncertainties regarding future growth or contraction in the Fund’s assets, all of which could negatively impact the Advisor’s profitability. The Board and the Independent Trustees concluded that the Fund is benefitting from the ongoing investments made by the Advisor in its team of personnel serving the Fund and in the Advisor’s service infrastructure, and that in light of these investments, the addition of breakpoints to the Fund’s advisory fee structure was not warranted at current asset levels.

Benefits to the Advisor

The Board and the Independent Trustees considered other “fall out” benefits to the Advisor as a result of its relationship with the Fund, other than the advisory fee, including research services provided to it by broker-dealers providing execution services to the Fund, the beneficial effects from the review by the Trust’s Chief Compliance Officer of the Advisor’s compliance program, the intangible benefits of its association with the Fund generally, and any favorable publicity arising in connection with the Fund’s performance.

Conclusion

Based on these and other factors, the Board and the Independent Trustees concluded that renewal of the Advisory Agreement was in the best interests of the Fund and its shareholders and, accordingly, approved the renewal of the Advisory Agreement.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

The registrant has not made any material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not Applicable.

(b) Not Applicable.

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to the Registrant’s Form N-CSR filed March 10, 2023.

(a) (2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Instruction to paragraph (a)(2). Not Applicable.

(a) (3) A separate certification for each principal executive and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

(a) (4) Not Applicable

(a) (5) Not Applicable

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Investment Managers Series Trust III

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President and Principal Executive Officer

Date	12/5/2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President and Principal Executive Officer

Date	12/5/2025

By (Signature and Title)	/s/ Rita Dam
Rita Dam, Treasurer and Principal Financial Officer

Date	12/5/2025